Provisions - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Provisions	$ 3.9	$ 2.6	$ 5.3
Rationalization and redundancy
Disclosure of other provisions [line items]
Provisions	2.1	0.8	2.6
Rationalization and redundancy | Gas Cylinders
Disclosure of other provisions [line items]
Provisions	0.8	0.5
Rationalization and redundancy | Elektron
Disclosure of other provisions [line items]
Provisions	1.3	0.3
Rationalization and redundancy | Elektron | United Kingdom
Disclosure of other provisions [line items]
Provisions	0.2
Rationalization and redundancy | Elektron | U.S.
Disclosure of other provisions [line items]
Provisions	0.1
Rationalization of Magtech operations | Elektron
Disclosure of other provisions [line items]
Provisions	0.5
Onerous contracts provision | Elektron
Disclosure of other provisions [line items]
Provisions	0.6
Employee benefits
Disclosure of other provisions [line items]
Provisions	1.1	1.1	1.5
Environmental provisions
Disclosure of other provisions [line items]
Provisions	0.7	$ 0.7	$ 1.2
Speciality Metals business of ESM Group Inc | Environmental provisions
Disclosure of other provisions [line items]
Provisions	$ 0.4